FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES, Individually credit impaired balances (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES [Abstract]
Credit impaired trade receivables - Gross carrying amount	$ 1,801	$ 1,451
Expected credit loss allowance	(1,785)	(1,433)
Credit impaired trade receivables net	$ 16	$ 18